Segment Information, Revenues by Geography and Significant Customers	9 Months Ended	12 Months Ended
	Mar. 31, 2013	Jun. 30, 2012
Segment Information, Revenues by Geography and Significant Customers

NOTE 14—SEGMENT INFORMATION, REVENUES BY GEOGRAPHY AND SIGNIFICANT CUSTOMERS

Revenues by product type were as follows (in thousands, except percentages):

	Three Months Ended March 31,				Nine Months Ended March 31,
	2013		2012		2013		2012
airMAX	$55,534	67%	$61,978	68%	$136,343	62%	$164,752	64%
New platforms	11,825	14%	9,914	11%	39,358	18%	16,874	6%
Other systems	4,108	5%	10,308	11%	12,727	6%	41,327	16%

Systems	71,467	86%	82,200	90%	188,428	86%	222,953	86%
Embedded radio	1,721	2%	2,232	2%	4,954	2%	8,024	3%
Antennas/other	9,967	12%	7,233	8%	26,209	12%	27,672	11%

Total revenues	$83,155	100%	$91,665	100%	$219,591	100%	$258,649	100%

The Company generally forwards products directly from its manufacturers to its customers via logistics distribution hubs in Asia. Beginning in the quarter ended December 31, 2012, the Company’s products were predominantly routed through a third party logistics provider in China and prior to the quarter ended December 31, 2012, the Company’s products were predominantly delivered to our customers through distribution hubs in Hong Kong. The Company’s logistics provider, in turn, ships to other locations throughout the world. The Company has determined the geographical distribution of product revenues based upon the customer’s ship-to destinations.

Revenues by geography were as follows (in thousands, except percentages):

	Three Months Ended March 31,				Nine Months Ended March 31,
	2013		2012		2013		2012
North America(1)	$21,052	25%	$16,647	18%	$53,519	24%	$63,028	24%
South America	18,496	22%	27,666	30%	45,820	21%	71,751	28%
Europe, the Middle East and Africa	31,617	38%	36,398	40%	90,690	41%	91,537	35%
Asia Pacific	11,990	15%	10,954	12%	29,562	14%	32,333	13%

Total revenues	$83,155	100%	$91,665	100%	$219,591	100%	$258,649	100%

(1)

Revenue for the United States was $19.7 million and $14.9 million for the three months ended March 31, 2013 and 2012, respectively. Revenue for the United States was $50.5 million and $60.0 million for the nine months ended March 31, 2013 and 2012, respectively.

Customers with an accounts receivable balance of 10% or greater of total accounts receivable and customers with net revenues of 10% or greater of total revenues are presented below for the periods indicated:

	Percentage of Revenues				Percentage of Accounts Receivable
	Three Months Ended March 31,		Nine Months Ended March 31,		March 31, 2013	June 30, 2012
	2013	2012	2013	2012
Customer A	15%	20%	13%	19%	13%	19%
Customer B	*	10%	*	*	10%	*
Customer C	*	*	*	10%	13%	11%
Customer D	*	*	*	*	*	12%

*	denotes less than 10%

NOTE 13— SEGMENT INFORMATION, REVENUES BY GEOGRAPHY AND SIGNIFICANT CUSTOMERS

Revenues by product type were as follows (in thousands, except percentages):

	Years Ended June 30,
	2012		2011		2010
airMAX	$223,743	63%	$113,001	57%	$37,525	27%
New platforms	29,465	8%	2,513	1%	—	—%
Other systems	52,086	15%	44,884	23%	75,368	55%

Systems	305,294	86%	160,398	81%	112,893	82%
Embedded radio	10,056	3%	14,762	7%	14,047	10%
Antennas/other	38,167	11%	22,714	12%	10,012	8%

Total revenues	$353,517	100%	$197,874	100%	$136,952	100%

The Company generally forwards products directly from its manufacturers to its distributors in Hong Kong, who in turn ship to other locations throughout the world. The Company has determined the geographical distribution of product revenues based upon the ship-to destinations.

Revenues by geography were as follows (in thousands, except percentages):

	Years Ended June 30,
	2012		2011		2010
North America(1)	$88,309	25%	$61,920	31%	$56,995	42%
South America	88,325	25%	50,824	26%	13,520	10%
Europe, the Middle East and Africa	130,494	37%	68,297	35%	55,089	40%
Asia Pacific	46,389	13%	16,833	8%	11,348	8%

Total revenues	$353,517	100%	$197,874	100%	$136,952	100%

(1)	Revenue for the United States was $84.3 million, $60.0 million and $56.2 million for fiscal 2012, 2011 and 2010, respectively.

Customers with an accounts receivable balance of 10% or greater of total accounts receivable and customers with net revenues of 10% or greater of total revenues are presented below for the periods indicated:

	Percentage of Revenues			Percentage of Accounts Receivable
	Years Ended June 30,			June 30,
	2012	2011	2010	2012	2011
Flytec Computers Inc.	16%	20%	17%	19%	21%
Streakwave Wireless Inc.	10%	15%	13%	11%	25%
Discomp	*	*	*	12%	*

*	denotes less than 10%